Unaudited Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit (loss) [abstract]
Revenue	$ 8,500
Other income	83	$ 1,737
Foreign exchange losses	(77)	(2)
Fair value change of financial assets at FVTPL		198
Fair value change of financial liabilities at FVTPL	(384)	164
Research and development expenses	(4,620)	(16,926)
Administrative expenses	(14,488)	(10,153)
Impairment of intangible assets	(1,500)	(10,000)
Finance costs	(35)	(134)
Other expense	(14)	(90)
Loss before taxation	(12,535)	(35,206)
Income tax expenses	(1)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	$ (12,536)	$ (35,206)
Loss per share
Basic loss per common share	$ (11.37)	$ (37.53)
Diluted loss per common share	$ (11.37)	$ (37.53)
Weighted average number of common shares outstanding - Basic	1,103,075	937,960
Weighted average number of common shares outstanding - Diluted	1,103,075	937,960